CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
OPERATING ACTIVITIES
Loss before income tax for the year	$ (176)	¥ (1,231)	¥ (3,160)	¥ (10,512)
From continuing operations	(176)	(1,231)	(3,160)	(8,337)
From discontinued operations				(2,175)
Adjustments for:
Interest expenses			6	1,977
Interest income				(4,013)
Gain on disposal of property, plant and equipment	(5)	(34)	(2)
Consultants share-based payment expenses			125	3,074
Expenses related to issuance of shares			1,354
Fair value loss/(gain) on financial instruments, net	(297)	(2,077)	(3,996)	(847)
Depreciation of property, plant and equipment	1	5	4	100
Depreciation of right-of-use assets			346	1,050
Amortization of intangible assets				460
Impairment loss on trade receivables				383
Impairment losses on contract assets				3,545
Impairment losses on other receivables				6,003
Changes in working capital
Inventories				(182)
Trade and bills receivables				(4,406)
Contract assets				(1,550)
Prepayments	1	8	(136)	765
Other receivables	(1)	(11)	(14)	18
Other current assets
Trade payables			180	1,297
Other payables and accruals	(340)	(2,385)	(2,124)	5,749
Provisions				(494)
Cash from/(used in) operations	(817)	(5,725)	(7,417)	14,329
Income tax paid				(1,001)
Net cash flows from/(used in) operating activities	(817)	(5,725)	(7,417)	13,328
INVESTING ACTIVITIES
Proceed from disposal of property, plant and equipment	7	50	5
Purchase of property, plant and equipment			(4)	(12)
Expenditures on mine development				(1,042)
Net cash flows from /(used in) investing activities	7	50	1	(1,054)
FINANCING ACTIVITIES
Repayments of bank loans				(1,500)
Advances from related companies	325	2,276	1,292	3,932
Repayment to related companies			(3,150)
Repayment to related companies			3,150
Advances from the Shareholder			6,898
Repayments to the Shareholder	(371)	(2,595)	(7,892)
Payment of principal portion of lease liabilities			(373)	(925)
Payment of interest expenses on lease liabilities			(6)	(99)
Net proceed from issuance of shares			18,342
Net cash outflow for the distribution of CHNR's 100% equity interest of PSTT				(37,460)
Interest paid				(1,878)
Net cash flows (used in)/from financing activities	(46)	(319)	15,111	(37,930)
NET (DECREASE)/INCREASE IN CASH AND CASH EQUIVALENTS	(856)	(5,994)	7,695	(25,656)
NET FOREIGN EXCHANGE DIFFERENCE	483	3,387	(9,366)	(1,286)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	441	3,082	4,753	31,695
CASH AND CASH EQUIVALENTS AT END OF YEAR	68	475	3,082	4,753
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances attributable to continued operations	68	475	3,082	4,753
Cash, bank balances and short-term deposits attributable to discontinued operations
Cash and cash equivalents as stated in the statement of cash flows	$ 68	¥ 475	¥ 3,082	¥ 4,753